LONG-TERM DEBT (Details)	12 Months Ended										12 Months Ended						1 Months Ended	12 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2011 Credit Facilities USD ($)	Dec. 31, 2010 Credit Facilities USD ($)	Dec. 31, 2009 Credit Facilities USD ($)	Dec. 31, 2011 Credit Facilities CAD	Aug. 04, 2011 Credit Facilities USD ($)	Jun. 22, 2010 Credit Facilities USD ($)	Dec. 31, 2011 First Credit Facility Y	Jan. 10, 2008 First Credit Facility USD ($)	Jun. 15, 2009 Second Credit Facility USD ($)	Sep. 04, 2008 Second Credit Facility USD ($)	Jan. 10, 2008 Secured revolving credit facility USD ($)	Dec. 31, 2010 Unsecured financial security issuance agreement CAD	Apr. 30, 2010 Guaranteed senior unsecured notes USD ($)	Dec. 31, 2011 Guaranteed senior unsecured notes USD ($)	Dec. 31, 2010 Guaranteed senior unsecured notes USD ($)	Apr. 30, 2010 Series A maturing 2017 USD ($)	Apr. 07, 2010 Series A maturing 2017	Apr. 30, 2010 Series B maturing 2020 USD ($)	Apr. 07, 2010 Series B maturing 2020	Apr. 30, 2010 Series C maturing 2022 USD ($)	Apr. 07, 2010 Series C maturing 2022
Debt instrument
Maximum borrowing capacity of line of credit												$ 300,000,000		$ 300,000,000
Amount of secured revolving credit facility that was terminated															300,000,000
Lenders' percentage of aggregate commitments needed to extend the term of the facility											66.67%
Additional term of credit facility (in years)											1
Additional borrowing capacity													300,000,000
Amount available under credit facilities after amendment									1,200,000,000	1,200,000,000			600,000,000
Amount drawn down on the credit facility					320,000,000	50,000,000
Amount available under credit facilities for future draw downs					849,400,000
Outstanding letters of credit								79,600,000								75,600,000
Proceeds from private placement of guaranteed senior unsecured notes	475,000,000	1,311,000,000	625,000,000	300,000,000													600,000,000			115,000,000		360,000,000		125,000,000
Interest rate (as a percent)																					6.13%		6.67%		6.77%
Interest expense	55,039,000	49,493,000	8,448,000	2,952,000
Cash interest payments	52,833,000	41,429,000	17,189,000		1,700,000	12,300,000	14,000,000											39,500,000	19,800,000
Cash standby fees					8,600,000	6,700,000	2,400,000
Interest expense capitalized to construction in progress	$ 1,000,000	$ 4,600,000	$ 15,500,000
Weighted average interest rate (as a percent)	5.02%	5.43%